Other Financial Statement information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Financial Statement Information [Abstract]
Other Financial Statement information
5. Other Financial Statement information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Prepaid expenses (including prepaid rent)	2,535	798
Deposits	983	1,157
Reverse Recapitalization deferred offering costs	—	1,446
Other	28	275

Total prepaid expenses and other current assets	$3,546	$3,676

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Lab equipment	$6,395	$4,988
Leasehold improvements	1,830	431
Computer equipment and software	342	262
Furniture and fixtures	294	294
Construction in progress	28,762	8,048

Property and equipment at cost	37,623	14,023
Less: accumulated depreciation	(2,118)	(1,655)

Property and equipment, net	$35,505	$12,368

Depreciation totaled $0.5 million and $0.3 million for the six months ended June 30, 2022 and 2021, respectively and $0.3 million and $0.2 million for the three months ended June 30, 2022 and 2021, respectively.
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Accrued professional and service fees	$7,234	$2,555
Accrued employee-related expenses	1,799	2,665
Other accrued expenses	23	111

Total accrued expenses and other current liabilities	$9,056	$5,331

4. Other Financial Statement information
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Deposits	$1,157	$25
SPAC deferred offering costs	1,446	—
Unbilled contract	—	229
Other	1,073	830

Total prepaid expenses and other current assets	$3,676	$1,084

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$4,988	$3,459
Leasehold improvements	431	158
Computer equipment and software	262	214
Furniture and fixtures	294	232
Construction in progress	8,048	231

Property and equipment at cost	14,023	4,294
Less: accumulated depreciation	(1,655)	(982)

Property and equipment, net	$12,368	$3,312

Depreciation

expense for the years ended December
31
,
2021
and
2020
was $
0.8
 million and $
0.6
 million, respectively. For the years ended December
31
,
2021
and
2020
, the Company impaired fixed assets and recorded impairment losses of less than $
0.1
 million and $
0.2
 million, respectively.
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued professional and service fees	$2,555	$54
Accrued employee related expenses	2,665	1,933
Other accrued expenses	111	11

Total accrued expenses and other current liabilities	$5,331	$1,998